Revenues - Summary of Cumulative Adjustment Made to Balance Sheet due to Changes in Accounting for Incremental Costs of Obtaining Contracts with Customers (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jan. 01, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets
Contract assets	$ 2,313	$ 3,796
Total current assets	210,375	18,237			$ 65,863
Total assets	323,672	119,915			163,364
Liabilities and stockholders' deficit
Contract liabilities - current	14,453	14,537		$ 8,200	7,952
Total current liabilities	27,394	55,443			100,300
Contract liabilities - long-term	683	2,559
Total liabilities	170,875	152,728			181,659
Accumulated deficit	(476,304)	(223,984)			(203,799)
Total stockholders' equity/(deficit)	152,797	(32,813)	$ (22,712)		(18,295)	$ 7,527
Total liabilities and stockholders' equity	$ 323,672	119,915			163,364
Adjusted [Member]
Assets
Contract assets				337
Total current assets				66,200
Contract assets - long-term				281
Total assets				163,982
Liabilities and stockholders' deficit
Contract liabilities - current				8,166
Total current liabilities				100,514
Contract liabilities - long-term				1,054
Total liabilities				182,927
Accumulated deficit				(204,449)
Total stockholders' equity/(deficit)				(190,266)	(18,945)
Total liabilities and stockholders' equity				$ 163,982
ASC 606 [Member]
Assets
Contract assets					337
Total current assets					337
Contract assets - long-term					281
Total assets					618
Liabilities and stockholders' deficit
Contract liabilities - current					214
Total current liabilities					214
Contract liabilities - long-term					1,054
Total liabilities					1,268
Accumulated deficit					(650)
Total stockholders' equity/(deficit)					(650)
Total liabilities and stockholders' equity					$ 618
ASC 605 [Member]
Assets
Contract assets		3,515
Liabilities and stockholders' deficit
Contract liabilities - current		14,030
Contract liabilities - long-term		2,559
Accumulated deficit		$ (223,196)